Income Tax	6 Months Ended
Jun. 30, 2016
Income Tax Disclosure [Abstract]
Income Tax
Income Tax
The components of the provision for income tax are as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2016	2015	2016	2015
	$	$	$	$
Current	(459)	(271)	(1,162)	(627)
Deferred	1,897	382	5,436	817
Income tax recovery	1,438	111	4,274	190